Stock Option (Details) - 2023 Plan [Member] - shares shares in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Stock Option [Line Items]
Term of option	10 years	10 years
Common Stock [Member]
Stock Option [Line Items]
Common stock under the plan		15
Common Stock [Member]
Stock Option [Line Items]
Common stock under the plan	15